JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.4%
Airlines — 0.6%
Southwest Airlines Co. *	56	2,894

Banks — 8.4%
Citizens Financial Group, Inc.	137	6,420
Fifth Third Bancorp	203	8,596
Huntington Bancshares, Inc.	574	8,867
M&T Bank Corp.	50	7,485
Regions Financial Corp.	297	6,325
Zions Bancorp NA	66	4,108

		41,801

Beverages — 1.3%
Constellation Brands, Inc., Class A	18	3,727
Keurig Dr Pepper, Inc.	75	2,546

		6,273

Building Products — 2.6%
Carlisle Cos., Inc.	32	6,294
Fortune Brands Home & Security, Inc.	75	6,672

		12,966

Capital Markets — 6.4%
Ameriprise Financial, Inc.	33	8,835
Northern Trust Corp.	53	5,674
Raymond James Financial, Inc.	66	6,106
State Street Corp.	67	5,684
T. Rowe Price Group, Inc.	29	5,759

		32,058

Chemicals — 1.6%
Celanese Corp.	29	4,310
Valvoline, Inc.	121	3,773

		8,083

Communications Equipment — 1.8%
CommScope Holding Co., Inc. *	119	1,614
Motorola Solutions, Inc.	32	7,531

		9,145

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	14	4,836

Consumer Finance — 1.2%
Discover Financial Services	47	5,756

Containers & Packaging — 1.6%
Packaging Corp. of America	27	3,711
Silgan Holdings, Inc.	106	4,066

		7,777

Distributors — 1.7%
Genuine Parts Co.	24	2,884
LKQ Corp. *	111	5,597

		8,481

Diversified Financial Services — 0.5%
Voya Financial, Inc.	44	2,699

Electric Utilities — 3.2%
Edison International	63	3,511
Entergy Corp.	55	5,461
Xcel Energy, Inc.	116	7,244

		16,216

Electrical Equipment — 3.4%
Acuity Brands, Inc.	35	6,106
AMETEK, Inc.	37	4,628
Hubbell, Inc.	35	6,244

		16,978

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	80	5,827
CDW Corp.	22	4,085
Keysight Technologies, Inc. *	14	2,238
SYNNEX Corp.	57	5,883

		18,033

Entertainment — 0.9%
Zynga, Inc., Class A *	573	4,313

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Homes 4 Rent, Class A	114	4,335
AvalonBay Communities, Inc.	20	4,337
Boston Properties, Inc.	38	4,072
Brixmor Property Group, Inc.	131	2,888
Essex Property Trust, Inc.	9	2,938
Federal Realty Investment Trust	19	2,238
JBG SMITH Properties	59	1,754
Kimco Realty Corp.	157	3,253
Mid-America Apartment Communities, Inc.	14	2,529
Rayonier, Inc.	120	4,265
Regency Centers Corp.	36	2,433
Rexford Industrial Realty, Inc.	37	2,115
Sun Communities, Inc.	13	2,417
Ventas, Inc.	37	2,062
Weyerhaeuser Co.	129	4,588
WP Carey, Inc.	34	2,450

		48,674

Food & Staples Retailing — 1.3%
Kroger Co. (The)	85	3,428
US Foods Holding Corp. *	90	3,119

		6,547

Food Products — 0.9%
Post Holdings, Inc. *	40	4,418

Gas Utilities — 1.2%
National Fuel Gas Co.	113	5,909

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	42	6,217

Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	47	5,671
Henry Schein, Inc. *	54	4,145
Humana, Inc.	4	1,666
Laboratory Corp. of America Holdings *	26	7,235
Universal Health Services, Inc., Class B	40	5,502

		24,219

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	17	2,541
Expedia Group, Inc. *	15	2,508

		5,049

Household Durables — 1.8%
Mohawk Industries, Inc. *	22	3,880
Newell Brands, Inc.	234	5,174

		9,054

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)  (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.5%
Energizer Holdings, Inc.	61	2,382

Insurance — 6.0%
Alleghany Corp. *	4	2,515
Arch Capital Group Ltd. *	59	2,265
Hartford Financial Services Group, Inc. (The)	74	5,174
Lincoln National Corp.	59	4,058
Loews Corp.	140	7,524
Progressive Corp. (The)	33	3,003
RenaissanceRe Holdings Ltd. (Bermuda)	15	2,076
WR Berkley Corp.	48	3,495

		30,110

Interactive Media & Services — 0.9%
InterActiveCorp. *	34	4,416

IT Services — 1.0%
FleetCor Technologies, Inc. *	18	4,815

Machinery — 5.4%
IDEX Corp.	17	3,605
ITT, Inc.	63	5,422
Lincoln Electric Holdings, Inc.	40	5,091
Middleby Corp. (The) *	27	4,536
Snap-on, Inc.	21	4,463
Timken Co. (The)	62	4,024

		27,141

Media — 3.0%
Liberty Broadband Corp., Class C *	47	8,105
Liberty Media Corp.-Liberty SiriusXM, Class C *	147	6,978

		15,083

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	114	3,720

Multiline Retail — 0.7%
Kohl’s Corp.	73	3,436

Multi-Utilities — 3.1%
CMS Energy Corp.	108	6,444
Sempra Energy	21	2,611
WEC Energy Group, Inc.	73	6,409

		15,464

Oil, Gas & Consumable Fuels — 4.5%
Cabot Oil & Gas Corp.	360	7,829
Diamondback Energy, Inc.	84	7,975
Williams Cos., Inc. (The)	259	6,730

		22,534

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc *	19	2,466

Professional Services — 0.9%
Leidos Holdings, Inc.	48	4,660

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A *	67	6,559

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	28	4,772

Software — 0.9%
NortonLifeLock, Inc.	186	4,704

Specialty Retail — 3.3%
AutoZone, Inc. *	5	7,774
Best Buy Co., Inc.	50	5,236
Gap, Inc. (The)	150	3,413

		16,423

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.	44	4,308
Ralph Lauren Corp.	38	4,214
Tapestry, Inc.	84	3,111

		11,633

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	165	2,469

TOTAL COMMON STOCKS (Cost $295,656)		491,183

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b) (Cost $7,139)	7,139	7,139

Total Investments — 99.8% (Cost $302,795)		498,322
Other Assets Less Liabilities — 0.2%		773

Net Assets — 100.0%		499,095

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)  (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)  (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$498,322	$—	$—	$498,322

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$400	$1,000	$1,400	$—	(c)	$—	(c)	$—	—	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	987	3,185	4,172	—		—		—	—	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	4,891	66,713	64,465	—		—		7,139	7,139	1		—

Total	$6,278	$70,898	$70,037	$—	(c)	$—	(c)	$7,139		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.